Consolidated Statements of Changes in Equity - USD ($)	Total	Contributed equity	Accumulated losses	Share Based Payments Reserve	Foreign Currency Translation Reserve	Convertible Loan Note Reserve
Balance at the beginning of the year at Dec. 31, 2022	$ 226,056,269	$ 338,108,198	$ (138,599,578)	$ 37,161,498	$ (15,136,944)	$ 4,523,095
Net loss	(46,248,261)		(46,248,261)
Other comprehensive income (loss)	(1,489,976)				(1,489,976)
Total comprehensive (loss)/income	(47,738,237)		(46,248,261)		(1,489,976)
Transactions with owners in their capacity as owners:
Contributions of equity, net of transaction costs	317,088	317,088
Share-based payments	5,301,155			5,301,155
Balance at the end of the year at Dec. 31, 2023	183,936,275	338,425,286	(184,847,839)	42,462,653	(16,626,920)	4,523,095
Net loss	(74,822,141)		(74,822,141)
Other comprehensive income (loss)	(3,815,336)				(3,815,336)
Total comprehensive (loss)/income	(78,637,477)		(74,822,141)		(3,815,336)
Transactions with owners in their capacity as owners:
Contributions of equity, net of transaction costs	29,111,789	29,111,789
Share-based payments	3,179,670			3,179,670
Balance at the end of the year at Dec. 31, 2024	137,590,257	367,537,075	(259,669,980)	45,642,323	(20,442,256)	4,523,095
Net loss	(92,725,187)		(92,725,187)
Other comprehensive income (loss)	771,376				771,376
Total comprehensive (loss)/income	(91,953,811)		(92,725,187)		771,376
Transactions with owners in their capacity as owners:
Contributions of equity, net of transaction costs	117,941,785	117,941,785
Share-based payments	(1,907,159)			(1,907,159)
Balance at the end of the year at Dec. 31, 2025	$ 161,671,072	$ 485,478,860	$ (352,395,167)	$ 43,735,164	$ (19,670,880)	$ 4,523,095